Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	12,425,319	12,425,319
Ordinary shares, shares outstanding	12,425,319	12,425,319
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	44,000,000	44,000,000
Ordinary shares, shares issued	6,755,319	6,485,319
Ordinary shares, shares outstanding	6,755,319	6,485,319
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	5,670,000	5,940,000
Ordinary shares, shares outstanding	5,670,000	5,940,000